Note 6 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
2015	$249,816
2016	280,056
2017	4,173,164
Total principal payments	4,703,036
Unrecognized discount	(50,057)
Note payable at December 31, 2014	$4,652,979

Schedule of Assumuptions Used, Warrants [Table Text Block]
Estimated fair value	$2.16
Expected life (years)	5.26
Risk free interest rate	1.27%
Volatility	211.91%